CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	$ 4,228	$ 3,430	$ 5,215	$ 2,965
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	2,176	1,501	2,713	1,696
Sales and marketing expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	715	1,020	1,373	567
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	1,070	668	941	658
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	$ 267	$ 241	$ 188	$ 44